Structured Entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of information about structured entities [line items]
Assets	¥ 257,687,038	¥ 248,160,847
Unconsolidated structured entities [Member]
Disclosure of information about structured entities [line items]
Income from sponsored unconsolidated structured entities	26,865	29,679
Assets transferred to sponsored unconsolidated structured entities	1,094,445	1,922,459
Asset backed commercial paper conduits [Member]
Disclosure of information about structured entities [line items]
Assets	873,672	806,524
Notional amounts of liquidity and credit enhancement facilities	¥ 1,468,609	¥ 1,364,128